Plan of arrangement and discontinued operations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses
General and administrative	$ (1,145)	$ (1,656)
Foreign exchange loss (gain)	(287)	380
Net loss from discontinued operations	$ 0	(176)
Discontinued operations [member]
Expenses
Exploration		239
General and administrative		19
Depreciation		4
Foreign exchange loss (gain)		(86)
Net loss from discontinued operations		$ 176